SHARE-BASED COMPENSATION - Schedule of Compensation Expense, Cash Proceeds and Intrinsic Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense (after-tax)	$ 305	$ 361	$ 353
Intrinsic value of stock options exercised and RSU/PSUs vested	170	217	81
Unrecognized compensation expense related to unvested equity awards	$ 337
Amortization period of unrecognized compensation expense	1 year
Income tax benefit recognized in earnings	$ 17	9	10
Continuing operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense (after-tax)	251	305	293
Income tax benefit recognized in earnings	12	1	5
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from stock options exercised	$ 62	$ 93	$ 6